UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	4/30

Date of reporting period:	10/31/25

Item 1. Reports to Stockholders.

(a)
PFG American Funds® Conservative Income Strategy Fund

Class I (PFCOX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG American Funds® Conservative Income Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$236,793,007
Number of Portfolio Holdings	9
Advisory Fee	$1,422,040
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
74.4%
Mixed Allocation
14.9%
Equity
9.9%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.4%
Equity	9.9%
Mixed Allocation	14.9%
Fixed Income	74.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intermediate Bond Fund of America, Class R-6	24.8%
Bond Fund of America (The), Class R-6	19.7%
Short Term Bond Fund of America, Class R-6	15.0%
American Funds Strategic Bond Fund, Class R-6	10.0%
Income Fund of America (The), Class R-6	9.9%
American Mutual Fund, Class R-6	9.9%
American Balanced Fund, Class R-6	5.0%
American Funds Multi-Sector Income Fund, Class R-6	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG American Funds® Conservative Income Strategy Fund - Class I (PFCOX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFCOX

PFG American Funds® Growth Strategy Fund

Class I (PFGGX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG American Funds® Growth Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,189,305,611
Number of Portfolio Holdings	8
Advisory Fee	$6,663,072
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.4%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Growth Fund of America (The), Class R-6	24.9%
Smallcap World Fund, Inc., Class R-6	15.0%
New Perspective Fund, Class R-6	14.9%
AMCAP Fund, Class R-6	14.8%
New Economy Fund (The), Class R-6	10.0%
American Funds - Investment Company of America (The), Class R-6	10.0%
American Funds Fundamental Investors, Class R-6	10.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG American Funds® Growth Strategy Fund - Class I (PFGGX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFGGX

PFG BNY Mellon Diversifier Strategy Fund

Class I (PFADX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG BNY Mellon Diversifier Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$109,990,603
Number of Portfolio Holdings	6
Advisory Fee	$679,873
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Money Market Funds	0.6%
Open End Funds	94.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
64.5%
Alternative
20.1%
Equity
14.8%
Money Market Funds
0.6%

Value	Value
Money Market Funds	0.6%
Equity	14.8%
Alternative	20.1%
Fixed Income	64.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BNY Mellon Core Plus Fund, Class I	64.5%
BNY Mellon Global Real Return Fund, Class I	20.1%
BNY Mellon Natural Resources Fund, Class I	5.0%
iShares Global Infrastructure ETF	4.9%
BNY Mellon Global Real Estate Securities Fund, Class I	4.9%
BlackRock Liquidity FedFund, Institutional Class	0.6%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG BNY Mellon Diversifier Strategy Fund - Class I (PFADX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFADX

PFG BR Target Allocation Equity Strategy Fund

Class I (PFESX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG BR Target Allocation Equity Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$398,091,899
Number of Portfolio Holdings	14
Advisory Fee	$2,231,622
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	25.7%
iShares MSCI USA Quality Factor ETF	13.0%
iShares S&P 500 Growth ETF	12.0%
iShares U.S. Equity Factor Rotation Active ETF	10.0%
iShares S&P 500 Value ETF	8.5%
iShares MSCI EAFE Value ETF	7.0%
iShares MSCI EAFE Growth ETF	4.5%
iShares U.S. Technology ETF	4.0%
iShares Core MSCI Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ex China ETF	3.5%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG BR Target Allocation Equity Strategy Fund - Class I (PFESX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFESX

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Class I (PFFBX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$69,220,906
Number of Portfolio Holdings	7
Advisory Fee	$421,833
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	39.8%
Money Market Funds	0.5%
Open End Funds	59.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.1%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.4%
Fixed Income	99.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Total Bond Fund, Class Z	40.5%
Fidelity Corporate Bond ETF	20.8%
iShares MBS ETF	12.0%
Fidelity Investment Grade Bond Fund, Class Z	11.9%
Fidelity Advisor Strategic Income Fund, Class Z	7.0%
Invesco Taxable Municipal Bond ETF	6.9%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund - Class I (PFFBX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFFBX

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Class I (PFFFX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Index Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$525,391,151
Number of Portfolio Holdings	5
Advisory Fee	$2,915,003
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.6%
Open End Funds	99.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.5%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.6%
Equity	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity 500 Index Fund, Institutional Premium Class	61.5%
Fidelity Global ex US Index Fund, Institutional Premium Class	30.0%
Fidelity Small Cap Index Fund, Institutional Premium Class	6.0%
Fidelity Mid Cap Index Fund, Institutional Premium Class	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.6%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Fidelity Institutional AM® Equity Index Strategy Fund - Class I (PFFFX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFFFX

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Class I (PFFSX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Sector Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$542,033,808
Number of Portfolio Holdings	11
Advisory Fee	$3,054,117
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.9%
Money Market Funds	0.4%
Open End Funds	47.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.4%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Technology Fund, Class Z	25.0%
Fidelity MSCI Financials Index ETF	20.2%
Fidelity Advisor Communication Services Fund, Class Z	18.4%
Fidelity MSCI Consumer Discretionary Index ETF	17.2%
Fidelity MSCI Consumer Staples Index ETF	5.7%
Fidelity MSCI Energy Index ETF	4.9%
Fidelity Advisor Semiconductors Fund, Class Z	4.3%
Fidelity MSCI Health Care Index ETF	1.8%
Fidelity MSCI Real Estate Index ETF	1.2%
Fidelity MSCI Utilities Index ETF	0.9%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund - Class I (PFFSX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFFSX

PFG Global Equity Index Strategy Fund

Class I (PFSGX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Global Equity Index Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$65,790,455
Number of Portfolio Holdings	8
Advisory Fee	$381,079
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.4%
Money Market Funds
1.6%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Money Market Funds	1.6%
Equity	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	30.1%
Vanguard Total International Stock ETF	19.6%
Vanguard Growth ETF	16.9%
Vanguard FTSE Developed Markets ETF	13.8%
Vanguard Value ETF	9.5%
Vanguard FTSE Emerging Markets ETF	6.0%
Vanguard Small-Cap ETF	3.6%
BlackRock Liquidity FedFund, Institutional Class	1.6%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Global Equity Index Strategy Fund - Class I (PFSGX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFSGX

PFG Invesco® Equity Factor Rotation Strategy Fund

Class I (PFIOX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Invesco® Equity Factor Rotation Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$63,355,588
Number of Portfolio Holdings	11
Advisory Fee	$379,206
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.8%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Russell 1000 Dynamic Multifactor ETF	20.8%
Invesco S&P 500 Low Volatility ETF	14.3%
Invesco S&P 500 Momentum ETF	12.4%
Invesco S&P 500 Quality ETF	12.2%
Invesco S&P Emerging Markets Low Volatility ETF	10.1%
Invesco S&P International Developed Low Volatility ETF, USD Class	9.9%
Invesco Russell 2000 Dynamic Multifactor ETF	5.1%
Invesco International Developed Dynamic Multifactor ETF	5.1%
Invesco S&P MidCap 400 GARP ETF	5.0%
Invesco S&P 500 Enhanced Value ETF, USD Class	4.9%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Invesco® Equity Factor Rotation Strategy Fund - Class I (PFIOX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFIOX

PFG Janus Henderson® Balanced Strategy Fund

Class I (PFJHX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Janus Henderson® Balanced Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$298,406,059
Number of Portfolio Holdings	6
Advisory Fee	$1,780,478
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.5%
Money Market Funds	0.4%
Open End Funds	89.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Mixed Allocation
79.7%
Equity
12.6%
Fixed Income
7.5%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Fixed Income	7.5%
Equity	12.6%
Mixed Allocation	79.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Balanced Fund, Class N	79.7%
Janus Henderson Contrarian Fund, Class N	7.5%
Janus Henderson Mortgage-Backed Securities ETF	7.5%
Janus Henderson Small/Mid Cap Growth Alpha ETF	3.0%
Janus Henderson Research Fund, Class N	2.1%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Janus Henderson® Balanced Strategy Fund - Class I (PFJHX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFJHX

PFG JP Morgan® Tactical Aggressive Strategy Fund

Class I (PFSEX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG JP Morgan® Tactical Aggressive Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$333,652,667
Number of Portfolio Holdings	11
Advisory Fee	$1,927,349
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	58.5%
Money Market Funds	0.3%
Open End Funds	41.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
95.8%
Alternative
4.0%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Alternative	4.0%
Equity	95.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	32.0%
JPMorgan International Research Enhanced Equity ETF	14.1%
JPMorgan US Equity Fund, Class R6	13.6%
JPMorgan Large Cap Growth Fund, Class R6	10.5%
JPMorgan Large Cap Value Fund, Class R6	9.4%
JPMorgan Global Select Equity ETF, USD ACC	7.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4.0%
JPMorgan Emerging Markets Equity Fund, Class R6	3.8%
JPMorgan International Growth ETF	2.5%
JPMorgan International Value ETF, USD Class	2.5%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG JP Morgan® Tactical Aggressive Strategy Fund - Class I (PFSEX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFSEX

PFG JP Morgan® Tactical Moderate Strategy Fund

Class I (PFJDX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG JP Morgan® Tactical Moderate Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$141,390,859
Number of Portfolio Holdings	17
Advisory Fee	$851,403
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	0.4%
Open End Funds	48.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
60.9%
Fixed Income
35.9%
Alternative
2.8%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
0.0%

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.4%
Alternative	2.8%
Fixed Income	35.9%
Equity	60.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	15.8%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	13.3%
JPMorgan Core Plus Bond Fund, Class R6	12.2%
JPMorgan Large Cap Growth Fund, Class R6	9.1%
JPMorgan US Equity Fund, Class R6	8.8%
JPMorgan International Research Enhanced Equity ETF	7.6%
JPMorgan Large Cap Value Fund, Class R6	7.4%
JPMorgan Global Select Equity ETF, USD ACC	4.5%
JPMorgan Income Fund, Class R6	4.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	3.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG JP Morgan® Tactical Moderate Strategy Fund - Class I (PFJDX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFJDX

PFG Meeder Tactical Strategy Fund

Class I (PFTEX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Meeder Tactical Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$126,427,529
Number of Portfolio Holdings	9
Advisory Fee	$755,551
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.2%
Mixed Allocation
10.6%
Alternative
10.0%
Fixed Income
2.7%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
0.0%

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.5%
Fixed Income	2.7%
Alternative	10.0%
Mixed Allocation	10.6%
Equity	76.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meeder Muirfield Fund, Institutional Class	55.9%
Meeder Dynamic Allocation Fund, Institutional Class	16.8%
Meeder Spectrum Fund, Institutional Class	10.0%
Meeder Balanced Fund, Institutional Class	7.8%
Meeder Moderate Allocation Fund, Institutional Class	3.5%
Meeder Conservative Allocation Fund, Institutional Class	2.8%
Meeder Tactical Income Fund, Institutional Class	1.4%
Performance Trust Total Return Bond Fund, Institutional Class	1.3%
BlackRock Liquidity FedFund, Institutional Class	0.5%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Meeder Tactical Strategy Fund - Class I (PFTEX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFTEX

PFG MFS® Aggressive Growth Strategy Fund

Class I (PFSMX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG MFS® Aggressive Growth Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$97,799,916
Number of Portfolio Holdings	17
Advisory Fee	$590,898
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	14.7%
Money Market Funds	0.4%
Open End Funds	84.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
94.7%
Commodity
4.9%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
0.0%

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.4%
Commodity	4.9%
Equity	94.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MFS Value Fund, Class R6	12.1%
MFS Growth Fund, Class R6	11.9%
MFS Research Fund, Class R6	11.1%
MFS Mid Cap Value Fund, Class R5	10.1%
MFS Mid Cap Growth Fund, Class R6	9.9%
MFS Research International Fund, Class R6	7.9%
MFS Global Real Estate Fund, Class R5	5.1%
MFS International Growth Fund, Class R5	5.0%
MFS International Large Cap Value Fund, Class R6	5.0%
MFS International Equity Fund, Class R6	4.9%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG MFS® Aggressive Growth Strategy Fund - Class I (PFSMX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFSMX

PFG PIMCO Active Core Bond Strategy Fund

Class I (PFDOX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG PIMCO Active Core Bond Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$157,000,920
Number of Portfolio Holdings	6
Advisory Fee	$934,677
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.4%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Total Return Fund, Institutional Class	39.7%
PIMCO Income Fund, Institutional Class	27.8%
PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	13.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	12.0%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	6.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG PIMCO Active Core Bond Strategy Fund - Class I (PFDOX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFDOX

PFG Janus Henderson® Tactical Income Strategy Fund

Class I (PFTSX )

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG Janus Henderson® Tactical Income Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$103,656,149
Number of Portfolio Holdings	11
Advisory Fee	$643,820
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.2%
Money Market Funds	0.5%
Open End Funds	79.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
59.1%
Equity
40.6%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.5%
Equity	40.6%
Fixed Income	59.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Flexible Bond Fund, Class N	26.2%
Janus Henderson Mortgage-Backed Securities ETF	18.0%
Janus Henderson High-Yield Fund, Class N	12.9%
Janus Henderson Growth and Income Fund, Class N	10.0%
Janus Henderson Research Fund, Class N	9.5%
Janus Henderson Overseas Fund, Class N	8.7%
Janus Henderson Global Equity Income Fund, Class N	6.7%
Janus Henderson Contrarian Fund, Class N	3.5%
Janus Henderson Small/Mid Cap Growth Alpha ETF	2.2%
Janus Henderson Developed World Bond Fund, Class R6	2.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG Janus Henderson® Tactical Income Strategy Fund - Class I (PFTSX )

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFTSX

PFG US Equity Index Strategy Fund

Class I (PFSSX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about PFG US Equity Index Strategy Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$143,506,342
Number of Portfolio Holdings	6
Advisory Fee	$765,217
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
0.0%

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	44.8%
Vanguard Russell 1000 Growth ETF	25.2%
Vanguard Russell 1000 Value ETF	22.1%
Vanguard Extended Market ETF	6.2%
Vanguard Russell 2000 ETF	1.4%
BlackRock Liquidity FedFund, Institutional Class	0.3%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

PFG US Equity Index Strategy Fund - Class I (PFSSX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-PFSSX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS

October 31, 2025

Distributed by Northern Lights Distributors, LLC

FINRA Member

PACIFIC FINANCIAL GROUP

888-451-TPFG | TPFG.com

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.2%
	EQUITY - 9.9%
377,753	American Mutual Fund, Class R-6	$23,481,152

	FIXED INCOME - 74.4%
1,241,855	American Funds Multi-Sector Income Fund, Class R-6	11,797,621
2,509,546	American Funds Strategic Bond Fund, Class R-6	23,589,733
4,072,293	Bond Fund of America (The), Class R-6	46,749,923
4,604,327	Intermediate Bond Fund of America, Class R-6	58,613,088
3,690,290	Short Term Bond Fund of America, Class R-6	35,500,594
		176,250,959
	MIXED ALLOCATION - 14.9%
302,229	American Balanced Fund, Class R-6	11,877,609
859,157	Income Fund of America (The), Class R-6	23,489,360
		35,366,969

	TOTAL OPEN END FUNDS (Cost $231,173,363)	235,099,080

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
829,495	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $829,495)(a)	829,495

	TOTAL INVESTMENTS - 99.6% (Cost $232,002,858)	$235,928,575
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	864,432
	NET ASSETS - 100.0%	$236,793,007

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 99.6%
3,560,173	AMCAP Fund, Class R-6	$176,406,579
1,743,931	American Funds - Investment Company of America (The), Class R-6	118,622,195
1,235,810	American Funds Fundamental Investors, Class R-6	118,440,058
3,277,692	Growth Fund of America (The), Class R-6	296,106,728
1,494,596	New Economy Fund (The), Class R-6	118,700,829
2,363,854	New Perspective Fund, Class R-6	177,785,456
2,270,138	Smallcap World Fund, Inc., Class R-6	178,659,883
	TOTAL OPEN END FUNDS (Cost $954,748,340)	1,184,721,728

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
4,594,799	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $4,594,799)(a)	4,594,799

	TOTAL INVESTMENTS - 100.0% (Cost $959,343,139)	$1,189,316,527
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(10,916)
	NET ASSETS - 100.0%	$1,189,305,611

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.9%
	EQUITY - 4.9%
88,720	iShares Global Infrastructure ETF (Cost $4,870,857)	$5,411,920

	OPEN END FUNDS — 94.5%
	ALTERNATIVE - 20.1%
1,303,130	BNY Mellon Global Real Return Fund, Class I	22,088,054

	EQUITY - 9.9%
619,750	BNY Mellon Global Real Estate Securities Fund, Class I	5,410,420
119,885	BNY Mellon Natural Resources Fund, Class I	5,508,728
		10,919,148
	FIXED INCOME - 64.5%
7,580,843	BNY Mellon Core Plus Fund, Class I	70,956,688

	TOTAL OPEN END FUNDS (Cost $100,705,428)	103,963,890

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
665,327	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $665,327)(a)	665,327

	TOTAL INVESTMENTS - 100.0% (Cost $106,241,612)	$110,041,137
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(50,534)
	NET ASSETS - 100.0%	$109,990,603

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
203,050	iShares Core MSCI Emerging Markets ETF	$13,862,224
149,431	iShares Core S&P 500 ETF	102,394,604
194,031	iShares Currency Hedged MSCI EAFE ETF	7,955,271
154,818	iShares MSCI EAFE Growth ETF	17,906,250
407,635	iShares MSCI EAFE Value ETF	27,898,539
191,704	iShares MSCI Emerging Markets ex China ETF	13,850,614
46,083	iShares MSCI USA Momentum Factor ETF	11,715,220
263,173	iShares MSCI USA Quality Factor ETF	51,660,860
34,981	iShares S&P 100 ETF	12,079,639
383,594	iShares S&P 500 Growth ETF	47,868,695
162,699	iShares S&P 500 Value ETF	33,969,924
655,593	iShares U.S. Equity Factor Rotation Active ETF	39,899,390
75,943	iShares U.S. Technology ETF	15,790,069
	TOTAL EXCHANGE-TRADED FUNDS (Cost $312,403,471)	396,851,299

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,692,905	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $1,692,905)(a)	1,692,905

	TOTAL INVESTMENTS - 100.1% (Cost $314,096,376)	$398,544,204
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(452,305)
	NET ASSETS - 100.0%	$398,091,899

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.7%
	FIXED INCOME - 39.7%
299,432	Fidelity Corporate Bond ETF(a)	$14,366,747
175,216	Invesco Taxable Municipal Bond ETF	4,802,671
86,797	iShares MBS ETF	8,293,453
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,276,487)	27,462,871

	OPEN END FUNDS — 59.4%
	FIXED INCOME - 59.4%
396,457	Fidelity Advisor Strategic Income Fund, Class Z	4,828,852
1,121,155	Fidelity Investment Grade Bond Fund, Class Z	8,240,486
2,888,482	Fidelity Total Bond Fund, Class Z	28,047,157
	TOTAL OPEN END FUNDS (Cost $39,884,983)	41,116,495

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
321,618	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $321,618)(b)	321,618

	TOTAL INVESTMENTS - 99.5% (Cost $66,483,088)	$68,900,984
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	319,922
	NET ASSETS - 100.0%	$69,220,906

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 99.5%
1,358,777	Fidelity 500 Index Fund, Institutional Premium Class	$323,008,398
8,457,748	Fidelity Global ex US Index Fund, Institutional Premium Class	157,567,849
285,654	Fidelity Mid Cap Index Fund, Institutional Premium Class	10,534,924
1,015,987	Fidelity Small Cap Index Fund, Institutional Premium Class	31,637,845
	TOTAL OPEN END FUNDS (Cost $396,039,738)	522,749,016

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
3,076,966	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $3,076,966)(a)	3,076,966

	TOTAL INVESTMENTS - 100.1% (Cost $399,116,704)	$525,825,982
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(434,831)
	NET ASSETS - 100.0%	$525,391,151

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.9%
	EQUITY - 51.9%
907,559	Fidelity MSCI Consumer Discretionary Index ETF	$93,197,234
635,962	Fidelity MSCI Consumer Staples Index ETF	30,901,393
1,096,223	Fidelity MSCI Energy Index ETF	26,824,577
1,475,338	Fidelity MSCI Financials Index ETF	109,440,573
143,826	Fidelity MSCI Health Care Index ETF	10,014,604
242,200	Fidelity MSCI Real Estate Index ETF	6,558,776
80,289	Fidelity MSCI Utilities Index ETF	4,622,238
	TOTAL EXCHANGE-TRADED FUNDS (Cost $264,790,550)	281,559,395

	OPEN END FUNDS — 47.7%
	EQUITY - 47.7%
684,694	Fidelity Advisor Communication Services Fund, Class Z	99,574,978
173,514	Fidelity Advisor Semiconductors Fund, Class Z	23,096,403
771,615	Fidelity Advisor Technology Fund, Class Z	135,765,667
	TOTAL OPEN END FUNDS (Cost $223,599,990)	258,437,048

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
2,048,085	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $2,048,085)(a)	2,048,085

	TOTAL INVESTMENTS - 100.0% (Cost $490,438,625)	$542,044,528
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(10,720)
	NET ASSETS - 100.0%	$542,033,808

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.4%
148,560	Vanguard FTSE Developed Markets ETF	$9,059,189
71,783	Vanguard FTSE Emerging Markets ETF	3,945,912
22,238	Vanguard Growth ETF	11,093,426
9,407	Vanguard Small-Cap ETF	2,398,691
172,617	Vanguard Total International Stock ETF	12,882,407
58,977	Vanguard Total Stock Market ETF	19,782,065
33,512	Vanguard Value ETF	6,225,189
	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,297,684)	65,386,879

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
1,045,420	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $1,045,420)(a)	1,045,420

	TOTAL INVESTMENTS - 101.0% (Cost $54,343,104)	$66,432,299
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(641,844)
	NET ASSETS - 100.0%	$65,790,455

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
112,247	Invesco International Developed Dynamic Multifactor ETF	$3,224,856
218,920	Invesco Russell 1000 Dynamic Multifactor ETF	13,168,038
74,590	Invesco Russell 2000 Dynamic Multifactor ETF	3,251,490
57,301	Invesco S&P 500 Enhanced Value ETF	3,124,486
128,484	Invesco S&P 500 Low Volatility ETF	9,073,540
64,375	Invesco S&P 500 Momentum ETF	7,834,438
104,511	Invesco S&P 500 Quality ETF	7,740,085
238,937	Invesco S&P Emerging Markets Low Volatility ETF	6,389,175
189,419	Invesco S&P International Developed Low Volatility ETF	6,248,024
26,576	Invesco S&P MidCap 400 GARP ETF	3,159,599
	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,585,199)	63,213,731

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
230,839	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $230,839)(a)	230,839

	TOTAL INVESTMENTS - 100.1% (Cost $53,816,038)	$63,444,570
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(88,982)
	NET ASSETS - 100.0%	$63,355,588

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.5%
	EQUITY - 3.0%
105,517	Janus Henderson Small/Mid Cap Growth Alpha ETF	$8,852,876

	FIXED INCOME - 7.5%
487,596	Janus Henderson Mortgage-Backed Securities ETF	22,370,905

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,780,156)	31,223,781

	OPEN END FUNDS — 89.3%
	EQUITY - 9.6%
726,752	Janus Henderson Contrarian Fund, Class N	22,413,023
59,786	Janus Henderson Research Fund, Class N	6,154,394
		28,567,417
	MIXED ALLOCATION - 79.7%
4,584,693	Janus Henderson Balanced Fund, Class N	237,762,181

	TOTAL OPEN END FUNDS (Cost $230,956,252)	266,329,598

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,328,558	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $1,328,558)(a)	1,328,558

	TOTAL INVESTMENTS - 100.2% (Cost $261,064,966)	$298,881,937
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(475,878)
	NET ASSETS - 100.0%	$298,406,059

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 20.2%
	EQUITY - 2.2%
27,600	Janus Henderson Small/Mid Cap Growth Alpha ETF	$2,315,640

	FIXED INCOME - 18.0%
406,412	Janus Henderson Mortgage-Backed Securities ETF	18,646,183

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,038,633)	20,961,823

	OPEN END FUNDS — 79.5%
	EQUITY - 38.4%
117,146	Janus Henderson Contrarian Fund, Class N	3,612,784
990,212	Janus Henderson Global Equity Income Fund, Class N	6,980,997
127,135	Janus Henderson Growth and Income Fund, Class N	10,357,722
161,131	Janus Henderson Overseas Fund, Class N	8,966,917
95,943	Janus Henderson Research Fund, Class N	9,876,354
		39,794,774
	FIXED INCOME - 41.1%
264,553	Janus Henderson Developed World Bond Fund, Class R6	2,084,678
2,879,358	Janus Henderson Flexible Bond Fund, Class N	27,181,144
1,785,146	Janus Henderson High-Yield Fund, Class N	13,370,742
		42,636,564

	TOTAL OPEN END FUNDS (Cost $75,993,359)	82,431,338

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
506,528	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $506,528)(a)	506,528

	TOTAL INVESTMENTS - 100.2% (Cost $96,538,520)	$103,899,689
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(243,540)
	NET ASSETS - 100.0%	$103,656,149

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 58.5%
	EQUITY – 58.5%
863,892	JPMorgan BetaBuilders US Equity ETF	$106,742,496
364,131	JPMorgan Global Select Equity ETF	24,837,375
108,527	JPMorgan International Growth ETF	8,309,370
633,071	JPMorgan International Research Enhanced Equity ETF	47,043,506
108,428	JPMorgan International Value ETF	8,289,657
	TOTAL EXCHANGE-TRADED FUNDS (Cost $173,318,492)	195,222,404

	OPEN END FUNDS — 41.3%
	ALTERNATIVE - 4.0%
618,422	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	13,320,821

	EQUITY - 37.3%
301,537	JPMorgan Emerging Markets Equity Fund, Class R6	12,664,561
350,441	JPMorgan Large Cap Growth Fund, Class R6	35,051,074
1,436,909	JPMorgan Large Cap Value Fund, Class R6	31,396,467
1,574,989	JPMorgan US Equity Fund, Class R6	45,186,424
		124,298,526

	TOTAL OPEN END FUNDS (Cost $113,062,742)	137,619,347

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
1,166,678	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $1,166,678)(a)	1,166,678

	TOTAL INVESTMENTS - 100.1% (Cost $287,547,912)	$334,008,429
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(355,762)
	NET ASSETS - 100.0%	$333,652,667

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.2%
	EQUITY – 31.9%
180,739	JPMorgan BetaBuilders US Equity ETF	$22,332,111
92,390	JPMorgan Global Select Equity ETF	6,301,922
37,407	JPMorgan International Growth ETF	2,864,067
145,330	JPMorgan International Research Enhanced Equity ETF	10,799,472
37,059	JPMorgan International Value ETF	2,833,275
		45,130,847
	FIXED INCOME - 19.3%
40,742	iShares 10-20 Year Treasury Bond ETF	4,230,242
401,391	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	18,776,590
90,622	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	4,236,125
		27,242,957

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,060,971)	72,373,804

	OPEN END FUNDS — 48.4%
	ALTERNATIVE - 2.8%
180,503	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	3,888,027

	EQUITY - 29.0%
68,568	JPMorgan Emerging Markets Equity Fund, Class R6	2,879,870
23,004	JPMorgan Equity Index Fund, Class R6	2,363,218
128,706	JPMorgan Large Cap Growth Fund, Class R6	12,873,172
479,548	JPMorgan Large Cap Value Fund, Class R6	10,478,117
431,546	JPMorgan US Equity Fund, Class R6	12,381,061
		40,975,438
	FIXED INCOME - 16.6%
2,353,366	JPMorgan Core Plus Bond Fund, Class R6	17,273,705
728,012	JPMorgan Income Fund, Class R6	6,260,903
		23,534,608

	TOTAL OPEN END FUNDS (Cost $58,017,634)	68,398,073

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
583,124	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $583,124)(a)	$583,124

	TOTAL INVESTMENTS - 100.0% (Cost $124,661,729)	$141,355,001
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	35,858
	NET ASSETS - 100.0%	$141,390,859

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	ALTERNATIVE - 10.0%
807,460	Meeder Spectrum Fund, Institutional Class(a)	$12,693,267

	EQUITY - 76.2%
1,354,932	Meeder Dynamic Allocation Fund, Institutional Class	21,231,791
333,535	Meeder Moderate Allocation Fund, Institutional Class	4,422,674
6,703,479	Meeder Muirfield Fund, Institutional Class(a)	70,654,666
		96,309,131
	FIXED INCOME - 2.7%
183,224	Meeder Tactical Income Fund, Institutional Class	1,769,948
79,390	Performance Trust Total Return Bond Fund, Institutional Class	1,590,983
		3,360,931
	MIXED ALLOCATION - 10.6%
709,698	Meeder Balanced Fund, Institutional Class	9,914,476
142,979	Meeder Conservative Allocation Fund, Institutional Class	3,545,887
		13,460,363

	TOTAL OPEN END FUNDS (Cost $113,853,759)	125,823,692

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
670,684	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $670,684)(b)	670,684

	TOTAL INVESTMENTS - 100.0% (Cost $114,524,443)	$126,494,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(c)	(66,487)
	NET ASSETS - 100.0%	$126,427,529

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.7%
	COMMODITY - 4.9%
177,006	iShares GSCI Commodity Dynamic Roll Strategy ETF	$4,771,197

	EQUITY - 9.8%
43,092	Schwab International Small-Cap Equity ETF	1,952,929
60,650	SPDR Portfolio Emerging Markets ETF	2,885,727
7,722	Vanguard Small-Cap Growth ETF	2,345,326
11,713	Vanguard Small-Cap Value ETF	2,418,852
		9,602,834

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,142,037)	14,374,031

	OPEN END FUNDS — 84.9%
	EQUITY - 84.9%
303,214	MFS Global Real Estate Fund, Class R6	5,024,249
50,303	MFS Growth Fund, Class R6	11,639,622
119,993	MFS International Equity Fund, Class R6	4,826,126
98,493	MFS International Growth Fund, Class R6	4,915,810
283,273	MFS International Large Cap Value Fund, Class R6	4,875,135
51,908	MFS International New Discovery Fund, Class R6	1,790,825
287,232	MFS Mid Cap Growth Fund, Class R6	9,679,714
298,929	MFS Mid Cap Value Fund, Class R6	9,840,758
167,515	MFS Research Fund, Class R6	10,903,572
293,110	MFS Research International Fund, Class R6	7,749,818
227,557	MFS Value Fund, Class R6	11,785,198
	TOTAL OPEN END FUNDS (Cost $72,127,754)	83,030,827

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
441,173	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $441,173)(a)	$441,173

	TOTAL INVESTMENTS - 100.0% (Cost $84,710,964)	$97,846,031
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(46,115)
	NET ASSETS - 100.0%	$97,799,916

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME – 99.4%
3,979,589	PIMCO Income Fund, Institutional Class	$43,656,092
1,876,821	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	18,786,976
1,011,099	PIMCO Investment Grade Credit Bond Fund, Institutional Class	9,342,558
2,319,660	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	21,828,001
7,031,492	PIMCO Total Return Fund, Institutional Class	62,369,329
	TOTAL OPEN END FUNDS (Cost $156,149,271)	155,982,956

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
704,475	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $704,475)(a)	704,475

	TOTAL INVESTMENTS – 99.8% (Cost $156,853,746)	$156,687,431
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	313,489
	NET ASSETS - 100.0%	$157,000,920

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
41,766	Vanguard Extended Market ETF	$8,843,533
289,529	Vanguard Russell 1000 Growth ETF	36,165,067
353,082	Vanguard Russell 1000 Value ETF	31,703,233
19,504	Vanguard Russell 2000 ETF	1,941,428
102,629	Vanguard S&P 500 ETF	64,352,488
	TOTAL EXCHANGE-TRADED FUNDS (Cost $118,291,818)	143,005,749

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
502,222	BlackRock Liquidity FedFund, Institutional Class, 3.98% (Cost $502,222)(a)	502,222

	TOTAL INVESTMENTS - 100.0% (Cost $118,794,040)	$143,507,971
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(1,629)
	NET ASSETS - 100.0%	$143,506,342

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2025

					PFG Fidelity
	PFG American Funds®		PFG BNY Mellon	PFG BR Target	Institutional AM®
	Conservative Income	PFG American Funds®	Diversifier Strategy	Allocation Equity	Core Plus Bond
Assets:	Strategy Fund	Growth Strategy Fund	Fund	Strategy Fund	Strategy Fund
Investments in unaffiliated securities, at cost	$232,002,858	$959,343,139	$106,241,612	$314,096,376	$52,875,096
Investments in affiliated securities, at cost	—	—	—	—	13,607,992
Total Securities, at cost	$232,002,858	$959,343,139	$106,241,612	$314,096,376	$66,483,088
Investments in unaffiliated securities, at fair value	$235,928,575	$1,189,316,527	$110,041,137	$398,544,204	$54,534,237
Investments in affiliated securities, at fair value	—	—	—	—	14,366,747
Total Securities, at fair value	$235,928,575	$1,189,316,527	$110,041,137	$398,544,204	$68,900,984
Receivable for Fund shares sold	806,213	4,045,564	177,776	642,102	276,702
Interest and dividends receivable	560,001	15,421	273,290	5,328	193,965
Total Assets	237,294,789	1,193,377,512	110,492,203	399,191,634	69,371,651
Liabilities:
Payable for Fund shares redeemed	75,974	866,237	175,691	123,943	46,661
Payable for securities purchased	—	1,000,025	150,000	289,071	—
Accrued investment advisory fees	248,128	1,221,600	115,414	407,905	72,587
Payable to administrator	177,680	984,039	60,495	278,816	31,497
Total Liabilities	501,782	4,071,901	501,600	1,099,735	150,745
Net Assets	$236,793,007	$1,189,305,611	$109,990,603	$398,091,899	$69,220,906

Net Assets:
Paid in capital	$237,580,438	$898,232,265	$120,665,515	$305,623,688	$65,410,605
Accumulated earnings/(deficit)	(787,431)	291,073,346	(10,674,912)	92,468,211	3,810,301
Net Assets	$236,793,007	$1,189,305,611	$109,990,603	$398,091,899	$69,220,906

Class I Shares:
Net assets	$236,793,007	$1,189,305,611	$109,990,603	$398,091,899	$69,220,906
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	23,441,116	81,575,437	11,106,659	23,235,369	7,525,651

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.10	$14.58	$9.90	$17.13	$9.20

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2025

	PFG Fidelity	PFG Fidelity
	Institutional AM®	Institutional AM®		PFG Invesco® Equity	PFG Janus
	Equity Index Strategy	Equity Sector Strategy	PFG Global Equity	Factor Rotation	Henderson® Balanced
Assets:	Fund	Fund	Index Strategy Fund	Strategy Fund	Strategy Fund
Total Securities, at cost	$399,116,704	$490,438,625	$54,343,104	$53,816,038	$261,064,966
Total Securities, at fair value	$525,825,982	$542,044,528	$66,432,299	$63,444,570	$298,881,937
Receivable for securities sold	—	1,599,800	—	—	—
Receivable for Fund shares sold	1,071,280	1,131,343	97,251	68,071	440,868
Interest and dividends receivable	9,951	7,723	1,086	1,352	3,823
Total Assets	526,907,213	544,783,394	66,530,636	63,513,993	299,326,628
Liabilities:
Payable for Fund shares redeemed	124,164	183,616	44,398	32,610	140,206
Payable for securities purchased	450,015	1,600,015	618,570	—	280,025
Accrued investment advisory fees	539,570	555,759	67,105	66,299	308,928
Payable to administrator	402,313	410,196	10,108	59,496	191,410
Total Liabilities	1,516,062	2,749,586	740,181	158,405	920,569
Net Assets	$525,391,151	$542,033,808	$65,790,455	$63,355,588	$298,406,059

Net Assets:
Paid in capital	$384,515,360	$412,511,912	$52,372,605	$62,044,241	$265,314,850
Accumulated earnings	140,875,791	129,521,896	13,417,850	1,311,347	33,091,209
Net Assets	$525,391,151	$542,033,808	$65,790,455	$63,355,588	$298,406,059

Class I Shares:
Net assets	$525,391,151	$542,033,808	$65,790,455	$63,355,588	$298,406,059
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	31,977,175	34,179,268	5,147,460	6,197,107	26,258,492
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.43	$15.86	$12.78	$10.22	$11.36

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2025

	PFG Janus	PFG JP Morgan®	PFG JP Morgan®
	Henderson® Tactical	Tactical Aggressive	Tactical Moderate	PFG Meeder Tactical	PFG MFS® Aggressive
Assets:	Income Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Growth Strategy Fund
Investments in unaffiliated securities, at cost	$96,538,520	$287,547,912	$124,661,729	$39,883,283	$84,710,964
Investments in affiliated securities, at cost	—	—	—	74,641,160	—
Total Securities, at cost	$96,538,520	$287,547,912	$124,661,729	$114,524,443	$84,710,964
Investments in unaffiliated securities, at fair value	$103,899,689	$334,008,429	$141,355,001	$43,146,443	$97,846,031
Investments in affiliated securities, at fair value	—	—	—	83,347,933	—
Total Securities, at fair value	$103,899,689	$334,008,429	$141,355,001	$126,494,376	$97,846,031
Cash	—	—	70,478	6,413	—
Receivable for Fund shares sold	123,820	305,405	202,290	215,274	138,903
Interest and dividends receivable	182,368	4,388	31,615	1,851	1,420
Total Assets	104,205,877	334,318,222	141,659,384	126,717,914	97,986,354
Liabilities:
Payable for Fund shares redeemed	207,287	80,020	25,575	34,187	39,980
Payable for securities purchased	190,025	—	—	75,000	—
Accrued investment advisory fees	108,392	345,198	147,130	130,708	102,008
Payable to administrator	44,024	240,337	95,820	50,490	44,450
Total Liabilities	549,728	665,555	268,525	290,385	186,438
Net Assets	$103,656,149	$333,652,667	$141,390,859	$126,427,529	$97,799,916

Net Assets:
Paid in capital	$99,142,447	$240,188,042	$120,031,558	$107,279,046	$78,226,126
Accumulated earnings	4,513,702	93,464,625	21,359,301	19,148,483	19,573,790
Net Assets	$103,656,149	$333,652,667	$141,390,859	$126,427,529	$97,799,916

Class I Shares:
Net assets	$103,656,149	$333,652,667	$141,390,859	$126,427,529	$97,799,916
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	9,537,999	20,313,593	11,237,147	10,995,846	9,624,428
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.87	$16.43	$12.58	$11.50	$10.16

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2025

	PFG PIMCO Active Core	PFG US Equity Index
Assets:	Bond Strategy Fund	Strategy Fund
Total Securities, at cost	$156,853,746	$118,794,040
Total Securities, at fair value	$156,687,431	$143,507,971
Receivable for Fund shares sold	125,992	291,934
Interest and dividends receivable	621,019	2,436
Total Assets	157,434,442	143,802,341
Liabilities:
Payable for Fund shares redeemed	85,582	76,051
Payable for securities purchased	85,025	—
Accrued investment advisory fees	163,222	145,900
Payable to administrator	99,693	74,048
Total Liabilities	433,522	295,999
Net Assets	$157,000,920	$143,506,342

Net Assets:
Paid in capital	$169,349,910	$117,949,672
Accumulated earnings/(deficit)	(12,348,990)	25,556,670
Net Assets	$157,000,920	$143,506,342

Class I Shares:
Net assets	$157,000,920	$143,506,342
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	17,677,545	10,942,852

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.88	$13.11

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2025

					PFG Fidelity
	PFG American	PFG American	PFG BNY Mellon	PFG BR Target	Institutional AM®
	Funds® Conservative	Funds® Growth	Diversifier Strategy	Allocation Equity	Core Plus Bond
	Income Strategy Fund	Strategy Fund	Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$4,437,532	$1,268,664	$1,691,910	$2,483,213	$1,112,758
Income from affiliates	—	—	—	—	332,687
Interest income	20,720	84,765	9,398	31,970	6,958
Total Investment Income	4,458,252	1,353,429	1,701,308	2,515,183	1,452,403
Expenses:
Investment advisory fees	1,422,040	6,663,072	679,873	2,231,622	421,833
Administrative service fees	805,727	3,775,529	385,205	1,264,511	239,008
Total Expenses	2,227,767	10,438,601	1,065,078	3,496,133	660,841
Net Investment Income/(Loss)	2,230,485	(9,085,172)	636,230	(980,950)	791,562

Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain/(loss) from:
Unaffiliated investments	(61,742)	6,557,168	1,138,776	3,820,456	589,336
Affiliated investments (Note 5)	—	—	—	—	100,758
Distributions received from underlying investment companies	61,410	9,306,967	—	—	—
Total realized gain/(loss)	(332)	15,864,135	1,138,776	3,820,456	690,094
Net change in unrealized appreciation of:
Unaffiliated investments	7,285,651	209,449,711	3,819,178	66,273,252	807,594
Affiliated Investments (Note 5)	—	—	—	—	308,522
Total change in unrealized appreciation of investments	7,285,651	209,449,711	3,819,178	66,273,252	1,116,116

Net Realized and Unrealized Gain on Investments	7,285,319	225,313,846	4,957,954	70,093,708	1,806,210
Net Increase in Net Assets Resulting from Operations	$9,515,804	$216,228,674	$5,594,184	$69,112,758	$2,597,772

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2025

	PFG Fidelity	PFG Fidelity
	Institutional AM®	Institutional AM®		PFG Invesco® Equity	PFG Janus
	Equity Index Strategy	Equity Sector	PFG Global Equity	Factor Rotation	Henderson® Balanced
	Fund	Strategy Fund	Index Strategy Fund*	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$1,797,247	$2,683,823	$495,924	$609,635	$2,688,855
Interest income	57,775	44,926	5,141	6,576	22,662
Total Investment Income	1,855,022	2,728,749	501,065	616,211	2,711,517
Expenses:
Investment advisory fees	2,915,003	3,054,117	381,079	379,206	1,780,478
Administrative service fees	1,651,764	1,730,571	215,924	214,861	1,008,823
Total Expenses	4,566,767	4,784,688	597,003	594,067	2,789,301
Net Investment Income/(Loss)	(2,711,745)	(2,055,939)	(95,938)	22,144	(77,784)

Net Realized and Unrealized Gain on Investments
Net realized gain from:
Unaffiliated investments	11,159,461	47,192,226	714,146	451,311	1,431,579
Net change in unrealized appreciation of:
Unaffiliated investments	77,186,795	55,522,723	10,456,790	5,538,350	39,513,177

Net Realized and Unrealized Gain on Investments	88,346,256	102,714,949	11,170,936	5,989,661	40,944,756
Net Increase in Net Assets Resulting from Operations	$85,634,511	$100,659,010	$11,074,998	$6,011,805	$40,866,972

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2025

	PFG Janus	PFG JP Morgan®	PFG JP Morgan®
	Henderson® Tactical	Tactical Aggressive	Tactical Moderate	PFG Meeder Tactical	PFG MFS® Aggressive
	Income Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Growth Strategy Fund
Investment Income:
Dividend income	$1,974,554	$1,516,214	$1,654,466	$403,259	$172,562
Income from affiliates	—	—	—	450,776	—
Interest income	7,599	29,481	12,022	10,459	7,790
Total Investment Income	1,982,153	1,545,695	1,666,488	864,494	180,352
Expenses:
Investment advisory fees	643,820	1,927,349	851,403	755,551	590,898
Administrative service fees	364,778	1,092,081	482,402	428,094	334,802
Total Expenses	1,008,598	3,019,430	1,333,805	1,183,645	925,700
Net Investment Income/(Loss)	973,555	(1,473,735)	332,683	(319,151)	(745,348)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	1,200,932	27,535,289	6,878,029	(124,841)	1,106,437
Affiliated investments (Note 5)	36,214	—	—	203,103	—
Distributions received from underlying investment companies	—	—	—	—	215,044
Total realized gain	1,237,146	27,535,289	6,878,029	78,262	1,321,481
Net change in unrealized appreciation of:
Unaffiliated Investments	7,864,424	30,092,284	10,089,301	5,406,182	10,512,537
Affiliated Investments (Note 5)	76,850	—	—	13,723,337	—
Total change in unrealized appreciation of investments	7,941,274	30,092,284	10,089,301	19,129,519	10,512,537

Net Realized and Unrealized Gain on Investments	9,178,420	57,627,573	16,967,330	19,207,781	11,834,018
Net Increase in Net Assets Resulting from Operations	$10,151,975	$56,153,838	$17,300,013	$18,888,630	$11,088,670

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2025

	PFG PIMCO Active
	Core Bond Strategy	PFG US Equity Index
	Fund	Strategy Fund*
Investment Income:
Dividend income	$3,908,310	$724,016
Interest income	15,996	14,438
Total Investment Income	3,924,306	738,454
Expenses:
Investment advisory fees	934,677	765,217
Administrative service fees	529,588	433,625
Total Expenses	1,464,265	1,198,842
Net Investment Income/(Loss)	2,460,041	(460,388)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(1,015,905)	947,087
Net change in unrealized appreciation of:
Unaffiliated Investments	4,589,550	23,184,804

Net Realized and Unrealized Gain on Investments	3,573,645	24,131,891
Net Increase in Net Assets Resulting from Operations	$6,033,686	$23,671,503

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets

	PFG American Funds®
	Conservative Income		PFG American Funds®		PFG BNY Mellon Diversifier
	Strategy Fund		Growth Strategy Fund		Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2025	April 30,	October 31, 2025	April 30,	October 31, 2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$2,230,485	$4,183,116	$(9,085,172)	$(10,382,285)	$636,230	$3,019,111
Net realized gain/(loss) on investments	(61,742)	(1,731,597)	6,557,168	22,057,647	1,138,776	(484,684)
Distributions received from underlying investment companies	61,410	1,944,903	9,306,967	58,500,902	—	98,814
Net change in unrealized appreciation/(depreciation) on investments	7,285,651	11,032,841	209,449,711	(4,208,273)	3,819,178	2,552,746
Net increase in net assets resulting from operations	9,515,804	15,429,263	216,228,674	65,967,991	5,594,184	5,185,987

From Distributions to Shareholders:
Class I	—	(4,774,048)	—	(44,148,684)	—	(3,141,390)
Total distributions to shareholders	—	(4,774,048)	—	(44,148,684)	—	(3,141,390)

From Shares of Beneficial Interest:
Proceeds from shares sold	38,357,954	76,795,330	158,952,939	258,282,416	10,900,270	22,370,360
Reinvestment of distributions	—	4,766,689	—	44,144,985	—	3,140,860
Cost of shares redeemed	(32,453,764)	(69,326,379)	(108,470,421)	(186,319,070)	(15,383,379)	(32,972,196)
Net increase/(decrease) in net assets from share transactions of beneficial interest	5,904,190	12,235,640	50,482,518	116,108,331	(4,483,109)	(7,460,976)
Total increase/(decrease) in net assets	15,419,994	22,890,855	266,711,192	137,927,638	1,111,075	(5,416,379)

Net Assets:
Beginning of year/period	221,373,013	198,482,158	922,594,419	784,666,781	108,879,528	114,295,907
End of year/period	$236,793,007	$221,373,013	$1,189,305,611	$922,594,419	$109,990,603	$108,879,528

Share Activity:
Shares Sold	3,861,285	7,986,877	11,597,554	20,876,162	1,129,759	2,331,770
Shares Reinvested	—	503,878	—	3,560,079	—	336,641
Shares Redeemed	(3,271,187)	(7,201,753)	(8,043,608)	(15,107,569)	(1,597,056)	(3,444,679)
Net increase/(decrease) in shares of beneficial interest outstanding	590,098	1,289,002	3,553,946	9,328,672	(467,297)	(776,268)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG BR Target Allocation		PFG Fidelity Institutional AM®		PFG Fidelity Institutional AM®
	Equity Strategy Fund		Core Plus Bond Strategy Fund		Equity Index Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2025	April 30,	October 31, 2025	April 30,	October 31, 2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(980,950)	$(1,444,134)	$791,562	$1,411,341	$(2,711,745)	$(569,926)
Net realized gain on investments	3,820,456	14,264,185	690,094	643,887	11,159,461	14,366,126
Distributions received from underlying investment companies	—	—	—	—	—	165,842
Net change in unrealized appreciation on investments	66,273,252	7,364,293	1,116,116	1,329,617	77,186,795	12,537,523
Net increase in net assets resulting from operations	69,112,758	20,184,344	2,597,772	3,384,845	85,634,511	26,499,565

From Distributions to Shareholders:
Class I	—	—	—	(1,222,224)	—	(28,478,244)
Total distributions to shareholders	—	—	—	(1,222,224)	—	(28,478,244)

From Shares of Beneficial Interest:
Proceeds from shares sold	47,981,669	119,851,378	10,134,513	33,289,528	79,619,479	150,707,646
Reinvestment of distributions	—	—	—	1,221,900	—	28,476,727
Cost of shares redeemed	(30,185,406)	(54,975,630)	(9,584,138)	(23,293,296)	(37,643,441)	(158,607,190)
Net increase in net assets from share transactions of beneficial interest	17,796,263	64,875,748	550,375	11,218,132	41,976,038	20,577,183
Total increase in net assets	86,909,021	85,060,092	3,148,147	13,380,753	127,610,549	18,598,504

Net Assets:
Beginning of year/period	311,182,878	226,122,786	66,072,759	52,692,006	397,780,602	379,182,098
End of year/period	$398,091,899	$311,182,878	$69,220,906	$66,072,759	$525,391,151	$397,780,602

Share Activity:
Shares Sold	3,022,094	8,531,238	1,128,704	3,758,520	5,229,110	10,488,987
Shares Reinvested	—	—	—	140,448	—	2,050,160
Shares Redeemed	(1,905,416)	(3,925,849)	(1,065,904)	(2,616,515)	(2,456,450)	(11,458,400)
Net increase in shares of beneficial interest outstanding	1,116,678	4,605,389	62,800	1,282,453	2,772,660	1,080,747

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Fidelity Institutional AM®		PFG Global Equity Index Strategy		PFG Invesco® Equity Factor
	Equity Sector Strategy Fund		Fund		Rotation Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Period* Ended	Six Months Ended	Year Ended
	October 31, 2025	April 30,	October 31, 2025	April 30,	October 31, 2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2024
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(2,055,939)	$(3,830,582)	$(95,938)	$75,117	$22,144	$16,392
Net realized gain on investments	47,192,226	56,609,716	714,146	1,223,797	451,311	5,985,933
Distributions received from underlying investment companies	—	10,028,108	—	—	—	—
Net change in unrealized appreciation/(depreciation) on investments	55,522,723	(41,229,986)	10,456,790	1,632,405	5,538,350	(1,645,942)
Net increase in net assets resulting from operations	100,659,010	21,577,256	11,074,998	2,931,319	6,011,805	4,356,383

From Distributions to Shareholders:
Class I	—	(38,581,791)	—	(588,467)	—	(12,657)
Total distributions to shareholders	—	(38,581,791)	—	(588,467)	—	(12,657)

From Shares of Beneficial Interest:
Proceeds from shares sold	68,824,710	127,962,527	4,933,332	63,412,593	6,615,226	10,546,623
Reinvestment of distributions	—	38,571,583	—	588,467	—	12,657
Cost of shares redeemed	(43,123,244)	(124,539,810)	(6,026,602)	(10,535,185)	(5,372,137)	(17,993,926)
Net increase/(decrease) in net assets from share transactions of beneficial interest	25,701,466	41,994,300	(1,093,270)	53,465,875	1,243,089	(7,434,646)
Total increase/(decrease) in net assets	126,360,476	24,989,765	9,981,728	55,808,727	7,254,894	(3,090,920)

Net Assets:
Beginning of year/period	415,673,332	390,683,567	55,808,727	—	56,100,694	59,191,614
End of year/period	$542,033,808	$415,673,332	$65,790,455	$55,808,727	$63,355,588	$56,100,694

Share Activity:
Shares Sold	4,689,287	9,127,887	405,789	6,179,185	662,591	1,168,769
Shares Reinvested	—	2,813,391	—	54,792	—	1,394
Shares Redeemed	(2,931,423)	(8,833,197)	(507,104)	(985,202)	(539,228)	(1,962,430)
Net increase/(decrease) in shares of beneficial interest outstanding	1,757,864	3,108,081	(101,315)	5,248,775	123,363	(792,267)

*	Commencement of operations and trading was May 1, 2024.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Janus Henderson®		PFG Janus Henderson® Tactical		PFG JP Morgan® Tactical
	Balanced Strategy Fund		Income Strategy Fund		Aggressive Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2025	April 30,	October 31, 2025	April 30,	October 31, 2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(77,784)	$715,369	$973,555	$2,296,517	$(1,473,735)	$2,117,032
Net realized gain on investments	1,431,579	2,659,026	1,237,146	5,515,018	27,535,289	27,779,375
Distributions received from underlying investment companies	—	12,559,094	—	1,867,221	—	4,563,255
Net change in unrealized appreciation/(depreciation) on investments	39,513,177	4,468,757	7,941,274	(2,958,347)	30,092,284	(13,472,861)
Net increase in net assets resulting from operations	40,866,972	20,402,246	10,151,975	6,720,409	56,153,838	20,986,801

From Distributions to Shareholders:
Class I	—	(1,075,107)	—	(2,518,418)	—	(4,858,299)
Total distributions to shareholders	—	(1,075,107)	—	(2,518,418)	—	(4,858,299)

From Shares of Beneficial Interest:
Proceeds from shares sold	25,225,420	47,095,395	9,599,423	27,263,527	32,760,348	51,021,150
Reinvestment of distributions	—	1,074,873	—	2,518,033	—	4,857,607
Cost of shares redeemed	(35,787,064)	(70,916,958)	(17,325,974)	(32,600,814)	(28,744,501)	(63,570,837)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(10,561,644)	(22,746,690)	(7,726,551)	(2,819,254)	4,015,847	(7,692,080)
Total increase/(decrease) in net assets	30,305,328	(3,419,551)	2,425,424	1,382,737	60,169,685	8,436,422

Net Assets:
Beginning of year/period	268,100,731	271,520,282	101,230,725	99,847,988	273,482,982	265,046,560
End of year/period	$298,406,059	$268,100,731	$103,656,149	$101,230,725	$333,652,667	$273,482,982

Share Activity:
Shares Sold	2,338,103	4,719,093	918,245	2,731,274	2,140,699	3,633,321
Shares Reinvested	—	106,108	—	258,525	—	345,737
Shares Redeemed	(3,344,571)	(7,137,591)	(1,659,344)	(3,293,571)	(1,869,266)	(4,528,118)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,006,468)	(2,312,390)	(741,099)	(303,772)	271,433	(549,060)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical		PFG Meeder Tactical		PFG MFS® Aggressive
	Moderate Strategy Fund		Strategy Fund		Growth Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2025	April 30,	October 31, 2025	April 30,	October 31, 2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$332,683	$2,488,748	$(319,151)	$3,618,562	$(745,348)	$(360,776)
Net realized gain/(loss) on investments	6,878,029	9,157,110	78,262	(179,946)	1,106,437	5,994,290
Distributions received from underlying investment companies	—	1,154,069	—	9,749,238	215,044	4,836,345
Net change in unrealized appreciation/(depreciation) on investments	10,089,301	(1,701,861)	19,129,519	(8,602,642)	10,512,537	(3,749,353)
Net increase in net assets resulting from operations	17,300,013	11,098,066	18,888,630	4,585,212	11,088,670	6,720,506

From Distributions to Shareholders:
Class I	—	(1,663,228)	—	(4,122,419)	—	(7,668,822)
Total distributions to shareholders	—	(1,663,228)	—	(4,122,419)	—	(7,668,822)

From Shares of Beneficial Interest:
Proceeds from shares sold	10,813,363	17,983,537	13,501,968	22,417,332	9,351,977	18,160,349
Reinvestment of distributions	—	1,662,530	—	4,121,912	—	7,656,884
Cost of shares redeemed	(16,949,833)	(40,347,900)	(19,996,499)	(27,311,743)	(11,908,274)	(36,512,840)
Net decrease in net assets from share transactions of beneficial interest	(6,136,470)	(20,701,833)	(6,494,531)	(772,499)	(2,556,297)	(10,695,607)
Total increase/(decrease) in net assets	11,163,543	(11,266,995)	12,394,099	(309,706)	8,532,373	(11,643,923)

Net Assets:
Beginning of year/period	130,227,316	141,494,311	114,033,430	114,343,136	89,267,543	100,911,466
End of year/period	$141,390,859	$130,227,316	$126,427,529	$114,033,430	$97,799,916	$89,267,543

Share Activity:
Shares Sold	909,425	1,614,389	1,246,851	2,148,134	943,351	1,872,400
Shares Reinvested	—	148,839	—	399,798	—	837,733
Shares Redeemed	(1,429,600)	(3,608,490)	(1,857,352)	(2,661,211)	(1,215,094)	(3,734,436)
Net decrease in shares of beneficial interest outstanding	(520,175)	(1,845,262)	(610,501)	(113,279)	(271,743)	(1,024,303)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG PIMCO Active Core		PFG US Equity Index
	Bond Strategy Fund		Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Period* Ended
	October 31, 2025	April 30,	October 31, 2025	April 30,
	(Unaudited)	2025	(Unaudited)	2025

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$2,460,041	$4,203,316	$(460,388)	$(464,188)
Net realized gain/(loss) on investments	(1,015,905)	(1,036,740)	947,087	1,496,458
Net change in unrealized appreciation on investments	4,589,550	5,526,233	23,184,804	1,529,127
Net increase in net assets resulting from operations	6,033,686	8,692,809	23,671,503	2,561,397

From Distributions to Shareholders:
Class I	—	(4,506,821)	—	(676,230)
Total distributions to shareholders	—	(4,506,821)	—	(676,230)

From Shares of Beneficial Interest:
Proceeds from shares sold	25,345,577	53,666,595	33,440,926	107,650,036
Reinvestment of distributions	—	4,506,821	—	676,230
Cost of shares redeemed	(22,340,370)	(38,094,937)	(10,008,447)	(13,809,073)
Net increase in net assets from share transactions of beneficial interest	3,005,207	20,078,479	23,432,479	94,517,193
Total increase in net assets	9,038,893	24,264,467	47,103,982	96,402,360

Net Assets:
Beginning of year/period	147,962,027	123,697,560	96,402,360	—
End of year/period	$157,000,920	$147,962,027	$143,506,342	$96,402,360

Share Activity:
Shares Sold	2,924,910	6,287,338	2,766,722	10,173,259
Shares Reinvested	—	542,337	—	59,059
Shares Redeemed	(2,587,444)	(4,463,178)	(815,769)	(1,240,419)
Net increase in shares of beneficial interest outstanding	337,466	2,366,497	1,950,953	8,991,899

*	Commencement of operations and trading was May 1, 2024.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Conservative Income Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$9.69		$9.21		$9.39		$9.81		$10.42	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.10		0.19		0.17		0.11		(0.03)	0.09
Net realized and unrealized gain/(loss) on investments	0.31		0.50		(0.14)		(0.25)		(0.43)	0.50

Total income/(loss) from investment operations	0.41		0.69		0.03		(0.14)		(0.46)	0.59

Less distributions from:
Net investment income	—		(0.19)		(0.17)		(0.06)		—	(0.11)
Net realized gain	—		(0.02)		(0.04)		(0.22)		(0.15)	(0.06)
Total distributions from net investment income and net realized gains	—		(0.21)		(0.21)		(0.28)		(0.15)	(0.17)

Net asset value, end of year/period	$10.10		$9.69		$9.21		$9.39		$9.81	$10.42
Total return (3)	4.23%		7.55%		0.23%		(1.42)%		(4.55)%	5.89%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$236,793		$221,373		$198,482		$194,756		$204,525	$194,943
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	1.94	% (7)	1.92%		1.84%		1.18%		(0.28)%	0.86	% (7)
Portfolio turnover rate	5	% (6)	14%		13%		33%		34%	52	% (6)

*	The Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Growth Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$11.82		$11.42		$9.49		$11.53		$14.25	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.12)		(0.14)		(0.09)		(0.13)		(0.23)	(0.16)
Net realized and unrealized gain/(loss) on investments	2.88		1.12		2.06		(0.09)		(1.76)	4.72

Total income/(loss) from investment operations	2.76		0.98		1.97		(0.22)		(1.99)	4.56

Less distributions from:
Net realized gain	—		(0.58)		(0.04)		(1.82)		(0.73)	(0.31)
Net asset value, end of year/period	$14.58		$11.82		$11.42		$9.49		$11.53	$14.25
Total return (3)	23.35%		8.38%		20.79%		(0.50)%		(15.06)%	45.89%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$1,189,306		$922,594		$784,667		$572,669		$562,425	$769,747
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05	% (7)
Ratio of net investment loss to average net assets (2,4)	(1.68	)% (7)	(1.12)%		(0.90)%		(1.29)%		(1.61)%	(1.31	)% (7)
Portfolio turnover rate	6	% (6)	27%		6%		12%		25%	33	% (6)

*	The Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$9.41		$9.25		$9.34		$10.05		$10.79	$9.63
Income/(loss) from investment operations:
Net investment income (1,2)	0.06		0.25		0.09		0.27		0.07	0.01
Net realized and unrealized gain/(loss) on investments	0.43		0.18		(0.08)		(0.49)		(0.44)	1.16

Total income/(loss) from investment operations	0.49		0.43		0.01		(0.22)		(0.37)	1.17

Less distributions from:
Net investment income	—		(0.27)		(0.10)		(0.34)		—	(0.01)
Net realized gain	—		—		—		(0.15)		(0.37)	—
Total distributions from net investment income and net realized gains	—		(0.27)		(0.10)		(0.49)		(0.37)	(0.01)

Net asset value, end of year/period	$9.90		$9.41		$9.25		$9.34		$10.05	$10.79
Total return (3)	5.21%		4.67%		0.06%		(2.13)%		(3.64)%	12.14%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$109,991		$108,880		$114,296		$153,043		$161,793	$124,937
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05%
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05%
Ratio of net investment income to average net assets (2,4)	1.16	% (7)	2.63%		0.94%		2.83%		0.65%	0.10%
Portfolio turnover rate	9	% (6)	38%		26%		54%		19%	67%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BR Target Allocation Equity Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$14.07		$12.91		$11.07		$11.38		$13.86	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.04)		(0.07)		(0.03)		(0.03)		(0.07)	(0.08)
Net realized and unrealized gain/(loss) on investments	3.10		1.23		1.87		0.08		(0.99)	4.26

Total income/(loss) from investment operations	3.06		1.16		1.84		0.05		(1.06)	4.18

Less distributions from:
Net realized gain	—		—		—		(0.36)		(1.42)	(0.32)
Net asset value, end of year/period	$17.13		$14.07		$12.91		$11.07		$11.38	$13.86
Total return (3)	21.75%		8.99%		16.62%		0.70%		(9.29)%	42.12%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$398,092		$311,183		$226,123		$121,803		$217,232	$136,925
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.04%		2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05	% (7)
Ratio of net investment loss to average net assets (2,4)	(0.54	)% (7)	(0.50)%		(0.22)%		(0.29)%		(0.53)%	(0.66	)% (7)
Portfolio turnover rate	4	% (6)	42%		161%		43%		48%	52	% (6)

*	The Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,
	(Unaudited)		2025		2024		2023		2022
Net asset value, beginning of year/period	$8.85		$8.53		$8.78		$9.00		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.11		0.21		0.19		0.06		(0.01)
Net realized and unrealized gain/(loss) on investments	0.24		0.29		(0.32)		(0.26)		(0.99)

Total income/(loss) from investment operations	0.35		0.50		(0.13)		(0.20)		(1.00)

Less distributions from:
Net investment income	—		(0.18)		(0.12)		(0.02)		—
Net realized gain	—		—		—		—	(6)	—
Total distributions from net investment income and net realized gains	—		(0.18)		(0.12)		(0.02)		—

Net asset value, end of year/period	$9.20		$8.85		$8.53		$8.78		$9.00
Total return (3)	3.95%		5.94%		(1.57)%		(2.24)%		(10.00)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$69,221		$66,073		$52,692		$20,761		$6,877
Ratio of net expenses to average net assets (4)	1.94	% (8)	1.99%		1.99%		2.03%		2.06	% (8)
Ratio of gross expenses to average net assets (4)	1.94	% (8)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.06	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	2.32	% (8)	2.36%		2.24%		0.75%		(0.25	)% (8)
Portfolio turnover rate	19	% (7)	26%		94%		70%		6	% (7)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Index Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$13.62		$13.48		$12.16		$12.59		$14.12	$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	(0.09)		(0.02)		0.01		0.02		(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.90		1.30		1.79		0.04		(0.75)	4.49

Total income/(loss) from investment operations	2.81		1.28		1.80		0.06		(0.80)	4.44

Less distributions from:
Net investment income	—		—		(0.04)		(0.04)		(0.02)	(0.02)
Net realized gain	—		(1.14)		(0.44)		(0.45)		(0.71)	(0.30)
Total distributions from net investment income and net realized gains	—		(1.14)		(0.48)		(0.49)		(0.73)	(0.32)

Net asset value, end of year/period	$16.43		$13.62		$13.48		$12.16		$12.59	$14.12
Total return (3)	20.63%		9.32%		14.93%		0.74%		(6.37)%	44.72%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$525,391		$397,781		$379,182		$246,340		$132,819	$142,663
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.02%		2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	(1.15	)% (7)	(0.16)%		0.04%		0.15%		(0.36)%	(0.38	)% (7)
Portfolio turnover rate	8	% (6)	21%		40%		16%		16%	30	% (6)

*	The Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$12.82		$13.33		$11.83		$12.38		$12.88	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.06)		(0.13)		(0.10)		(0.08)		(0.03)	(0.01)
Net realized and unrealized gain on investments	3.10		0.97		1.91		0.74		0.47	3.54

Total income from investment operations	3.04		0.84		1.81		0.66		0.44	3.53

Less distributions from:
Net investment income	—		—		—		—		(0.02)	(0.04)
Net realized gain	—		(1.35)		(0.31)		(1.21)		(0.92)	(0.61)
Total distributions from net investment income and net realized gains	—		(1.35)		(0.31)		(1.21)		(0.94)	(0.65)

Net asset value, end of year/period	$15.86		$12.82		$13.33		$11.83		$12.38	$12.88
Total return (3)	23.71%		5.66%		15.38%		5.95%		2.58%	35.91%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$542,034		$415,673		$390,684		$297,203		$224,395	$138,652
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05	% (7)
Ratio of net investment loss to average net assets (2,4)	(0.83	)% (7)	(0.91)%		(0.77)%		(0.65)%		(0.25)%	(0.08	)% (7)
Portfolio turnover rate	77	% (6)	114%		57%		106%		70%	189	% (6)

*	The Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Global Equity Index Strategy Fund

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares^
	Six Months Ended	Period* Ended
	October 31, 2025	April 30,
	(Unaudited)	2025
Net asset value, beginning of period	$10.63	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.02)	0.02
Net realized and unrealized gain on investments	2.17	0.72

Total income from investment operations	2.15	0.74

Less distributions from:
Net investment income	—	(0.05)
Net realized gain	—	(0.06)
Total distributions from net investment income and net realized gains	—	(0.11)

Net asset value, end of period	$12.78	$10.63
Total return (3)	20.23%	7.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$65,790	$55,809
Ratio of net expenses to average net assets (4,7)	1.94%	1.99%
Ratio of gross expenses to average net assets (4,7)	1.94%	2.03	% (5)
Ratio of net investment income/(loss) to average net assets (2,4,7)	(0.31)%	0.14%
Portfolio turnover rate (6)	5%	29%

*	The Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Invesco® Equity Factor Rotation Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,
	(Unaudited)		2025		2024		2023		2022
Net asset value, beginning of year/period	$9.24		$8.62		$7.36		$7.61		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	—	(8)	—	(8)	0.01		(0.07)		(0.04)
Net realized and unrealized gain/(loss) on investments	0.98		0.62		1.25		(0.18)		(2.33)

Total income/(loss) from investment operations	0.98		0.62		1.26		(0.25)		(2.37)

Less distributions from:
Net investment income	—		—	(8)	—		—		(0.02)
Net asset value, end of year/period	$10.22		$9.24		$8.62		$7.36		$7.61
Total return (3)	10.61%		7.22%		17.12%		(3.29)%		(23.77)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$63,356		$56,101		$59,192		$31,557		$59,251
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.04%		2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	0.07	% (7)	0.03%		0.12%		(0.90)%		(0.82	)% (7)
Portfolio turnover rate	5	% (6)	57%		121%		22%		7	% (6)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Janus Henderson® Balanced Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,
	(Unaudited)		2025		2024		2023		2022
Net asset value, beginning of year/period	$9.83		$9.18		$8.42		$8.73		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	—	(6)	0.02		0.03		0.01		—	(6)
Net realized and unrealized gain/(loss) on investments	1.53		0.67		0.73		(0.04)		(1.23)

Total income/(loss) from investment operations	1.53		0.69		0.76		(0.03)		(1.23)

Less distributions from:
Net investment income	—		(0.04)		—		—		(0.04)
Net realized gain	—		—		—		(0.28)		—
Total distributions from net investment income and net realized gains	—		(0.04)		—		(0.28)		(0.04)

Net asset value, end of year/period	$11.36		$9.83		$9.18		$8.42		$8.73
Total return (3)	15.56%		7.47%		9.03%		(0.20)%		(12.37)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$298,406		$268,101		$271,520		$268,073		$274,897
Ratio of net expenses to average net assets (4)	1.94	% (8)	1.99%		1.99%		2.03%		2.05	% (8)
Ratio of gross expenses to average net assets (4)	1.94	% (8)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.05	)% (8)	0.25%		0.40%		0.07%		(0.01	)% (8)
Portfolio turnover rate	4	% (7)	29%		21%		37%		4	% (7)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Janus Henderson® Tactical Income Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period* Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$9.85		$9.43		$9.14		$9.19		$11.24	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.10		0.22		0.18		0.15		0.07	0.17
Net realized and unrealized gain/(loss) on investments	0.92		0.44		0.32		(0.13)		(0.75)	1.39

Total income/(loss) from investment operations	1.02		0.66		0.50		0.02		(0.68)	1.56

Less distributions from:
Net investment income	—		(0.24)		(0.21)		—		(0.13)	(0.14)
Net realized gain	—		—		—		(0.07)		(1.24)	(0.18)
Total distributions from net investment income and net realized gains	—		(0.24)		(0.21)		(0.07)		(1.37)	(0.32)

Net asset value, end of year/period	$10.87		$9.85		$9.43		$9.14		$9.19	$11.24
Total return (3)	10.36%		6.99%		5.47	% (6)	0.34%		(7.18)%	15.69%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$103,656		$101,231		$99,848		$116,490		$117,928	$116,538
Ratio of net expenses to average net assets (4)	1.94	% (8)	1.99%		1.99%		2.03%		2.05%	2.05	% (8)
Ratio of gross expenses to average net assets (4)	1.94	% (8)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05	% (8)
Ratio of net investment income to average net assets (2,4)	1.87	% (8)	2.22%		1.93%		1.72%		0.66%	1.59	% (8)
Portfolio turnover rate	13	% (7)	101%		41%		73%		104%	70	% (7)

*	The Fund commenced operations and trading on May 2, 2020.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$13.65		$12.87		$11.13		$11.80		$13.22	$8.95
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.07)		0.10		0.01		0.01		0.14	(0.04)
Net realized and unrealized gain/(loss) on investments	2.85		0.92		1.73		(0.02)		(0.87)	4.31

Total income/(loss) from investment operations	2.78		1.02		1.74		(0.01)		(0.73)	4.27

Less distributions from:
Net investment income	—		(0.12)		—		—		(0.16)	—
Net realized gain	—		(0.12)		—		(0.66)		(0.53)	—
Total distributions from net investment income and net realized gains	—		(0.24)		—		(0.66)		(0.69)	—

Net asset value, end of year/period	$16.43		$13.65		$12.87		$11.13		$11.80	$13.22
Total return (3)	20.37%		7.87%		15.63%		0.28%		(6.17)%	47.71%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$333,653		$273,483		$265,047		$250,705		$249,759	$137,843
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05%
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(0.94	)% (7)	0.74%		0.12%		0.07%		1.03%	(0.39)%
Portfolio turnover rate	47	% (6)	51%		48%		99%		57%	42%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$11.08		$10.40		$9.65		$10.52		$12.10	$9.32
Income/(loss) from investment operations:
Net investment income (1,2)	0.03		0.20		0.11		0.07		0.09	0.02
Net realized and unrealized gain/(loss) on investments	1.47		0.61		0.69		(0.14)		(0.91)	2.80

Total income/(loss) from investment operations	1.50		0.81		0.80		(0.07)		(0.82)	2.82

Less distributions from:
Net investment income	—		(0.13)		(0.05)		—		(0.10)	(0.04)
Net realized gain	—		—		—		(0.80)		(0.66)	—
Total distributions from net investment income and net realized gains	—		(0.13)		(0.05)		(0.80)		(0.76)	(0.04)

Net asset value, end of year/period	$12.58		$11.08		$10.40		$9.65		$10.52	$12.10
Total return (3)	13.54%		7.81%		8.33%		(0.27)%		(7.49)%	30.29%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$141,391		$130,227		$141,494		$163,916		$190,631	$168,096
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05%
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05%
Ratio of net investment income to average net assets (2,4)	0.48	% (7)	1.74%		1.09%		0.72%		0.74%	0.22%
Portfolio turnover rate	24	% (6)	50%		62%		119%		76%	58%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$9.83		$9.76		$8.85		$10.44		$11.34	$9.23
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.03)		0.31		—	(6)	(0.09)		0.06	(0.10)
Net realized and unrealized gain/(loss) on investments	1.70		0.10		1.12		0.08		(0.73)	2.32

Total income/(loss) from investment operations	1.67		0.41		1.12		(0.01)		(0.67)	2.22

Less distributions from:
Net investment income	—		(0.26)		—		—		—	—
Net realized gain	—		(0.08)		(0.21)		(1.58)		(0.23)	(0.11)
Total distributions from net investment income and net realized gains	—		(0.34)		(0.21)		(1.58)		(0.23)	(0.11)

Net asset value, end of year/period	$11.50		$9.83		$9.76		$8.85		$10.44	$11.34
Total return (3)	16.99%		4.11%		12.74%		0.39%		(6.09)%	24.09%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$126,428		$114,033		$114,343		$114,003		$119,009	$106,050
Ratio of net expenses to average net assets (4)	1.94	% (8)	1.99%		1.99%		2.03%		2.05%	2.05%
Ratio of gross expenses to average net assets (4)	1.94	% (8)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(0.52	)% (8)	2.93%		(0.04)%		(0.90)%		0.53%	(0.98)%
Portfolio turnover rate	4	% (7)	12%		7%		11%		67%	19%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$9.02		$9.24		$8.53		$10.32		$13.23	$9.64
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.08)		(0.03)		(0.03)		0.02		(0.06)	(0.14)
Net realized and unrealized gain/(loss) on investments	1.22		0.60		1.02		(0.13)		(0.39)	4.10

Total income/(loss) from investment operations	1.14		0.57		0.99		(0.11)		(0.45)	3.96

Less distributions from:
Net realized gain	—		(0.79)		(0.28)		(1.68)		(2.46)	(0.37)
Net asset value, end of year/period	$10.16		$9.02		$9.24		$8.53		$10.32	$13.23
Total return (3)	12.64%		6.09%		11.74%		(0.21)%		(5.81)%	41.39%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$97,800		$89,268		$100,911		$83,716		$88,076	$168,971
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05%
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(1.56	)% (7)	(0.36)%		(0.35)%		0.20%		(0.50)%	(1.18)%
Portfolio turnover rate	4	% (6)	24%		18%		18%		30%	39%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG PIMCO Active Core Bond Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$8.53		$8.26		$8.43		$8.91		$10.15	$9.98
Income/(loss) from investment operations:
Net investment income (1,2)	0.14		0.26		0.26		0.31		0.07	0.18
Net realized and unrealized gain/(loss) on investments	0.21		0.29		(0.18)		(0.53)		(0.95)	0.27

Total income/(loss) from investment operations	0.35		0.55		0.08		(0.22)		(0.88)	0.45

Less distributions from:
Net investment income	—		(0.28)		(0.25)		(0.26)		(0.08)	(0.19)
Net realized gain	—		—		—		—		(0.28)	(0.09)
Total distributions from net investment income and net realized gains	—		(0.28)		(0.25)		(0.26)		(0.36)	(0.28)

Net asset value, end of year/period	$8.88		$8.53		$8.26		$8.43		$8.91	$10.15
Total return (3)	4.10%		6.74%		0.84%		(2.43)%		(9.00)%	4.43%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$157,001		$147,962		$123,698		$115,328		$141,259	$169,153
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.99%		1.99%		2.03%		2.05%	2.05%
Ratio of gross expenses to average net assets (4)	1.94	% (7)	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%	2.05%
Ratio of net investment income to average net assets (2,4)	3.25	% (7)	3.05%		3.07%		3.58%		0.71%	1.78%
Portfolio turnover rate	10	% (6)	23%		25%		31%		53%	64%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG US Equity Index Strategy Fund

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares^
	Six Months Ended	Period* Ended
	October 31, 2025	April 30,
	(Unaudited)	2025
Net asset value, beginning of period	$10.72	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)	(0.07)
Net realized and unrealized gain on investments	2.44	0.89

Total income from investment operations	2.39	0.82

Less distributions from:
Net realized gain	—	(0.10)
Net asset value, end of period	$13.11	$10.72
Total return (3)	22.29%	8.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$143,506	$96,402
Ratio of net expenses to average net assets (4,7)	1.95%	1.99%
Ratio of gross expenses to average net assets (4,5,7)	1.94%	2.03	% (5)
Ratio of net investment loss to average net assets (2,4,7)	(0.74)%	(0.65)%
Portfolio turnover rate (6)	4%	22%

*	The Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2025

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of seventeen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers Class I shares. Effective March 31, 2025, the fund converted its Class R shares to Class I shares. The Funds are “fund of funds”, in that each Fund will generally invest in other investment companies. The Funds and their primary investment objective, as of October 31, 2025, are as follows:

Fund	Primary Objective
PFG American Funds® Conservative Income Strategy Fund	Current Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Target Allocation Equity Strategy Fund	Growth of capital
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Current income
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Global Equity Index Strategy Fund	Growth of capital
PFG Invesco® Equity Factor Rotation Strategy Fund	Aggressive growth
PFG Janus Henderson® Balanced Strategy Fund	Capital appreciation with a secondary objective of income
PFG Janus Henderson® Tactical Income Strategy Fund	Current income
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG PIMCO Active Core Bond Strategy Fund	Income
PFG US Equity Index Strategy Fund	Growth of capital

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025 for each Fund’s investments measured at fair value:

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$235,099,080	$—	$—	$235,099,080
Short-Term Investment	829,495	—	—	829,495
Total	$235,928,575	$—	$—	$235,928,575

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$1,184,721,728	$—	$—	$1,184,721,728
Short-Term Investment	4,594,799	—	—	4,594,799
Total	$1,189,316,527	$—	$—	$1,189,316,527

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,411,920	$—	$—	$5,411,920
Open End Funds	103,963,890	—	—	103,963,890
Short-Term Investment	665,327	—	—	665,327
Total	$110,041,137	$—	$—	$110,041,137

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

PFG BR Target Allocation Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$396,851,299	$—	$—	$396,851,299
Short-Term Investment	1,692,905	—	—	1,692,905
Total	$398,544,204	$—	$—	$398,544,204

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,462,871	$—	$—	$27,462,871
Open End Funds	41,116,495	—	—	41,116,495
Short-Term Investment	321,618	—	—	321,618
Total	$68,900,984	$—	$—	$68,900,984

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$522,749,016	$—	$—	$522,749,016
Short-Term Investment	3,076,966	—	—	3,076,966
Total	$525,825,982	$—	$—	$525,825,982

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$281,559,395	$—	$—	$281,559,395
Open End Funds	258,437,048	—	—	258,437,048
Short-Term Investment	2,048,085	—	—	2,048,085
Total	$542,044,528	$—	$—	$542,044,528

PFG Global Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,386,879	$—	$—	$65,386,879
Short-Term Investment	1,045,420	—	—	1,045,420
Total	$66,432,299	$—	$—	$66,432,299

PFG Invesco® Equity Factor Rotation Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$63,213,731	$—	$—	$63,213,731
Short-Term Investment	230,839	—	—	230,839
Total	$63,444,570	$—	$—	$63,444,570

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

PFG Janus Henderson® Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,223,781	$—	$—	$31,223,781
Open End Funds	266,329,598	—	—	266,329,598
Short-Term Investment	1,328,558	—	—	1,328,558
Total	$298,881,937	$—	$—	$298,881,937

PFG Janus Henderson® Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,961,823	$—	$—	$20,961,823
Open End Funds	82,431,338	—	—	82,431,338
Short-Term Investment	506,528	—	—	506,528
Total	$103,899,689	$—	$—	$103,899,689

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$195,222,404	$—	$—	$195,222,404
Open End Funds	137,619,347	—	—	$137,619,347
Short-Term Investment	1,166,678	—	—	1,166,678
Total	$334,008,429	$—	$—	$334,008,429

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,373,804	$—	$—	$72,373,804
Open End Funds	68,398,073	—	—	68,398,073
Short-Term Investment	583,124	—	—	583,124
Total	$141,355,001	$—	$—	$141,355,001

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$125,823,692	$—	$—	$125,823,692
Short-Term Investment	670,684	—	—	670,684
Total	$126,494,376	$—	$—	$126,494,376

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$14,374,031	$—	$—	$14,374,031
Open End Funds	83,030,827	—	—	83,030,827
Short-Term Investment	441,173	—	—	441,173
Total	$97,846,031	$—	$—	$97,846,031

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

PFG PIMCO Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$155,982,956	$—	$—	$155,982,956
Short-Term Investment	704,475	—	—	704,475
Total	$156,687,431	$—	$—	$156,687,431

PFG US Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$143,005,749	$—	$—	$143,005,749
Short-Term Investment	502,222	—	—	502,222
Total	$143,507,971	$—	$—	$143,507,971

*	Refer to the Schedules of Investments for industry classification.

The Funds did not hold any Level 2 or Level 3 securities during the six months ended October 31, 2025.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2022 through April 30, 2024, or expected to be taken in the Funds’ April 30, 2025 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the six months ended October 31, 2025, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2025, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG American Funds® Conservative Income Strategy Fund	$19,097,071	$12,268,303
PFG American Funds® Growth Strategy Fund	108,374,716	62,452,181
PFG BNY Mellon Diversifier Strategy Fund	9,675,245	13,844,478
PFG BR Target Allocation Equity Strategy Fund	31,470,070	15,031,178
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	13,694,215	12,734,359
PFG Fidelity Institutional AM® Equity Index Strategy Fund	76,116,869	38,059,118
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	397,296,002	375,084,816
PFG Global Equity Index Strategy Fund	3,093,006	4,580,028
PFG Invesco® Equity Factor Rotation Strategy Fund	3,965,899	2,758,044
PFG Janus Henderson® Balanced Strategy Fund	10,459,958	21,691,403
PFG Janus Henderson® Tactical Income Strategy Fund	13,025,872	20,078,486
PFG JP Morgan® Tactical Aggressive Strategy Fund	146,860,383	144,368,912
PFG JP Morgan® Tactical Moderate Strategy Fund	32,932,562	38,985,393
PFG Meeder Tactical Strategy Fund	4,915,000	11,975,000
PFG MFS® Aggressive Growth Strategy Fund	3,805,427	7,101,754
PFG PIMCO Active Core Bond Strategy Fund	20,236,697	14,902,768
PFG US Equity Index Strategy Fund	27,742,099	4,930,320

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for the total assets under management of all Funds managed by the Advisor less than or equal to $3 billion, and 1.20% of each Fund’s average daily net assets for the total assets under management of all Funds managed by the Advisor greater than $3 billion.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

For the six months ended October 31, 2025, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG American Funds® Conservative Income Strategy Fund	$1,422,040
PFG American Funds® Growth Strategy Fund	6,663,072
PFG BNY Mellon Diversifier Strategy Fund	679,873
PFG BR Target Allocation Equity Strategy Fund	2,231,622
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	421,833
PFG Fidelity Institutional AM® Equity Index Strategy Fund	2,915,003
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	3,054,117
PFG Global Equity Index Strategy Fund	381,079
PFG Invesco® Equity Factor Rotation Strategy Fund	379,206
PFG Janus Henderson® Balanced Strategy Fund	1,780,478
PFG Janus Henderson® Tactical Income Strategy Fund	643,820
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,927,349
PFG JP Morgan® Tactical Moderate Strategy Fund	851,403
PFG Meeder Tactical Strategy Fund	755,551
PFG MFS® Aggressive Growth Strategy Fund	590,898
PFG PIMCO Active Core Bond Strategy Fund	934,677
PFG US Equity Index Strategy Fund	765,217

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Funds, (the “Expense Limitation Agreement”), the Advisor has contractually agreed to waive a portion of its advisory fee to the extent necessary so that the total expenses incurred by each Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.99% per annum of each Fund’s average daily net assets. The Expense Limitation Agreement may be terminated by the Board upon 60 days’ written notice to the Advisor.

For the six months ended October 31, 2025, the Funds did not waive any fees pursuant to the Expense Limitation Agreement.

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Advisor, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible for providing the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund service providers.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b -1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Advisor; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Administrative Services Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (the “Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisors, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs. If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Prior to March 31, 2025, each Fund accrued 0.10% of its average daily net assets under the plan. Effective March 31, 2025, the Funds no longer accrued 12b-1 fees under the Plan.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2025 with affiliated companies are as follows:

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316188101	Fidelity Corporate Bond ETF	$14,527,838	$1,249,259	$1,819,630	$100,758	$308,522	$14,366,747	$332,687

PFG Janus Henderson® Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
47103X716	Janus Henderson Emerging Markets Fund*	$1,723,250	$—	$1,836,314	$36,214	$76,850	$—	$—

*	As of October 31, 2025, this holding was no longer held by the PFG Janus Henderson Tactical Income Strategy Fund.

PFG Meeder Tactical Strategy Fund

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	(Depreciation)	Period	Income
58510R788	Meeder Muirfield Fund, Institutional Class	$63,827,641	$2,300,000	$7,180,000	$(22,140)	$11,729,165	$70,654,666	$409,630
58510R655	Meeder Spectrum Fund, Institutional Class	11,398,852	100,000	1,025,000	225,243	1,994,172	12,693,267	41,146
		$75,226,493	$2,400,000	$8,205,000	$203,103	$13,723,337	$83,347,933	$450,776

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
PFG American Funds® Conservative Income Strategy Fund	$242,390 052	$9,364,293	$(15,825,770)	$(6,461,477)
PFG American Funds® Growth Strategy Fund	972,263,281	217,053,246	—	217,053,246
PFG BNY Mellon Diversifier Strategy Fund	113,005,238	3,809,954	(6,774,055)	(2,964,101)
PFG BR Target Allocation Equity Strategy Fund	314,190,739	84,353,465	—	84,353,465
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	66,501,953	2,399,046	(15)	2,399,031
PFG Fidelity Institutional AM® Equity Index Strategy Fund	399,309,478	126,516,504	—	126,516,504
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	491,569,566	51,440,948	(965,986)	50,474,962
PFG Global Equity Index Strategy Fund	54,362,617	12,069,682	—	12,069,682
PFG Invesco® Equity Factor Rotation Strategy Fund	53,827,642	9,616,928	—	9,616,928
PFG Janus Henderson® Balanced Strategy Fund	267,565,055	31,316,882	—	31,316,882
PFG Janus Henderson® Tactical Income Strategy Fund	98,351,470	5,548,219	—	5,548,219
PFG JP Morgan® Tactical Aggressive Strategy Fund	290,759,927	43,248,502	—	43,248,502
PFG JP Morgan® Tactical Moderate Strategy Fund	127,418,364	13,945,038	(8,401)	13,936,637
PFG Meeder Tactical Strategy Fund	116,757,273	9,840,691	(103,588)	9,737,103
PFG MFS® Aggressive Growth Strategy Fund	86,039,671	11,806,360	—	11,806,360
PFG PIMCO Active Core Bond Strategy Fund	164,758,684	1,225,651	(9,296,904)	(8,071,253)
PFG US Equity Index Strategy Fund	118,821,565	24,686,406	—	24,686,406

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2025 and the fiscal year ended April 30, 2024 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2025	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$4,325,770	$448,278	$—	$4,774,048
PFG American Funds® Growth Strategy Fund	—	44,148,684	—	44,148,684
PFG BNY Mellon Diversifier Strategy Fund	3,141,390	—	—	3,141,390
PFG BR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	1,222,224	—	—	1,222,224
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	28,478,244	—	28,478,244
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	219,734	38,362,057	—	38,581,791
PFG Global Equity Index Strategy Fund	588,467	—	—	588,467
PFG Invesco® Equity Factor Rotation Strategy Fund	12,657	—	—	12,657
PFG Janus Henderson® Balanced Strategy Fund	1,075,107	—	—	1,075,107
PFG Janus Henderson® Tactical Income Strategy Fund	2,518,418	—	—	2,518,418
PFG JP Morgan® Tactical Aggressive Strategy Fund	2,118,847	2,739,452	—	4,858,299
PFG JP Morgan® Tactical Moderate Strategy Fund	1,663,228	—	—	1,663,228
PFG Meeder Tactical Strategy Fund	3,116,777	1,005,642	—	4,122,419
PFG MFS® Aggressive Growth Strategy Fund	—	7,668,822	—	7,668,822
PFG PIMCO Active Core Bond Strategy Fund	4,506,821	—	—	4,506,821
PFG US Equity Index Strategy Fund	676,230	—	—	676,230

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$3,506,604	$753,053	—	$4,259,657
PFG American Funds® Growth Strategy Fund	—	2,643,452	—	2,643,452
PFG BNY Mellon Diversifier Strategy Fund	1,242,452	—	—	1,242,452
PFG BR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	674,560	—	—	674,560
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	841,816	11,225,585	—	12,067,401
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	2,564,801	6,245,608	—	8,810,409
PFG Global Equity Index Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	—	—	—
PFG Janus Henderson® Tactical Income Strategy Fund	2,264,301	—	—	2,264,301
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	779,755	—	—	779,755
PFG Meeder Tactical Strategy Fund	—	2,479,786	—	2,479,786
PFG MFS® Aggressive Growth Strategy Fund	—	2,983,194	—	2,983,194
PFG PIMCO Active Core Bond Strategy Fund	3,524,434	—	—	3,524,434
PFG US Equity Index Strategy Fund	—	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

As of April 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss
	Ordinary	Long-Term	and
	Income	Capital Gains	Late Year Loss
PFG American Funds® Conservative Income Strategy Fund	$749,173	$2,694,720	$—
PFG American Funds® Growth Strategy Fund	—	72,795,846	(5,554,709)
PFG BNY Mellon Diversifier Strategy Fund	201,468	—	(276,769)
PFG BR Target Allocation Equity Strategy Fund	4,174,630	1,100,610	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	460,982	—	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	7,678,068	(1,766,497)
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	1,821,481	32,089,166	—
PFG Global Equity Index Strategy Fund	858,458	—	(128,498)
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	714,163	—	—
PFG Janus Henderson® Tactical Income Strategy Fund	1,168,960	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	24,154,569	—
PFG JP Morgan® Tactical Moderate Strategy Fund	2,488,464	—	—
PFG Meeder Tactical Strategy Fund	130,575	9,521,694	—
PFG MFS® Aggressive Growth Strategy Fund	—	7,191,297	—
PFG PIMCO Active Core Bond Strategy Fund	695,693	—	—
PFG US Equity Index Strategy Fund	383,565	—	—

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$(13,747,128)	$(10,303,235)
PFG American Funds® Growth Strategy Fund	—	—	7,603,535	74,844,672
PFG BNY Mellon Diversifier Strategy Fund	(9,410,516)	—	(6,783,279)	(16,269,096)
PFG BR Target Allocation Equity Strategy Fund	—	—	18,080,213	23,355,453
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	(531,368)	—	1,282,915	1,212,529
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	—	49,329,709	55,241,280
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—	—	(5,047,761)	28,862,886
PFG Global Equity Index Strategy Fund	—	—	1,612,892	2,342,852
PFG Invesco® Equity Factor Rotation Strategy Fund	(8,779,036)	—	4,078,578	(4,700,458)
PFG Janus Henderson® Balanced Strategy Fund	(293,631)	—	(8,196,295)	(7,775,763)
PFG Janus Henderson® Tactical Income Strategy Fund	(4,414,178)	—	(2,393,055)	(5,638,273)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	13,156,218	37,310,787
PFG JP Morgan® Tactical Moderate Strategy Fund	(2,276,512)	—	3,847,336	4,059,288
PFG Meeder Tactical Strategy Fund	—	—	(9,392,416)	259,853
PFG MFS® Aggressive Growth Strategy Fund	—	—	1,293,823	8,485,120
PFG PIMCO Active Core Bond Strategy Fund	(6,417,566)	—	(12,660,803)	(18,382,676)
PFG US Equity Index Strategy Fund	—	—	1,501,602	1,885,167

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	5,554,709
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	1,766,497
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—
PFG Global Equity Index Strategy Fund	128,498
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	—
PFG Janus Henderson® Tactical Income Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	—
PFG US Equity Index Strategy Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	276,769
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—
PFG Global Equity Index Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	—
PFG Janus Henderson® Tactical Income Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	—
PFG US Equity Index Strategy Fund	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$—	$—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	9,410,516	9,410,516	—
PFG BR Target Allocation Equity Strategy Fund	—	—	—	7,424,108
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	175,293	356,075	531,368	603,088
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—	—	—	—
PFG Global Equity Index Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	8,779,036	8,779,036	5,962,500
PFG Janus Henderson® Balanced Strategy Fund	293,631	—	293,631	12,530,120
PFG Janus Henderson® Tactical Income Strategy Fund	2,721,048	1,693,130	4,414,178	6,054,539
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	3,816,181
PFG JP Morgan® Tactical Moderate Strategy Fund	2,276,512	—	2,276,512	9,258,014
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG PIMCO Active Core Bond Strategy Fund	1,356,818	5,060,748	6,417,566	524,996
PFG US Equity Index Strategy Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2025 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
PFG American Funds® Conservative Income Strategy Fund	$—	$—
PFG American Funds® Growth Strategy Fund	(9,024,991)	9,024,991
PFG BNY Mellon Diversifier Strategy Fund	—	—
PFG BR Target Allocation Equity Strategy Fund	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	(486,733)	486,733
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—	—
PFG Global Equity Index Strategy Fund	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	(62,747)	62,747
PFG Janus Henderson® Balanced Strategy Fund	—	—
PFG Janus Henderson® Tactical Income Strategy Fund	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	—	—
PFG MFS® Aggressive Growth Strategy Fund	(359,344)	359,344
PFG PIMCO Active Core Bond Strategy Fund	—	—
PFG US Equity Index Strategy Fund	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG American Funds® Conservative Income Strategy Fund	Charles Schwab	28%
	NFS	49%
PFG American Funds® Growth Strategy Fund	Charles Schwab	28%
	NFS	53%
PFG BNY Mellon Diversifier Strategy Fund	Charles Schwab	29%
	NFS	49%
PFG BR Target Allocation Equity Strategy Fund	NFS	58%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	NFS	36%
	Pershing	38%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	55%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Charles Schwab	34%
	NFS	49%
PFG Global Equity Index Strategy Fund	Charles Schwab	32%
	NFS	53%
PFG Invesco® Equity Factor Rotation Strategy Fund	Charles Schwab	28%
	NFS	51%
PFG Janus Henderson® Balanced Strategy Fund	Charles Schwab	29%
	NFS	47%
PFG Janus Henderson® Tactical Income Strategy Fund	Charles Schwab	27%
	NFS	45%
	Pershing	27%
PFG JP Morgan® Tactical Aggressive Strategy Fund	NFS	53%
PFG JP Morgan® Tactical Moderate Strategy Fund	Charles Schwab	26%
	NFS	44%
	Pershing	29%
PFG Meeder Tactical Strategy Fund	Charles Schwab	33%
	NFS	48%
PFG MFS® Aggressive Growth Strategy Fund	Charles Schwab	30%
	NFS	52%
PFG PIMCO Active Core Bond Strategy Fund	NFS	65%
PFG US Equity Index Strategy Fund	Charles Schwab	35%
	NFS	41%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Core Plus Fund, Class I	64.5%
PFG BR Target Allocation Equity Strategy Fund	iShares Core S&P 500 ETF	25.7%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Fidelity Total Bond Fund, Class Z	40.5%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Fidelity 500 Index Fund, Institutional Premium Class	61.5%
	Fidelity Global ex US Index Fund, Institutional Premium Class	30.0%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Fidelity Advisor Technology Fund, Class Z	25.0%
PFG Global Equity Index Strategy Fund	Vanguard Total Stock Market ETF	30.1%
PFG Janus Henderson® Balanced Strategy Fund	Janus Henderson Balanced Fund, Class N	79.7%
PFG Janus Henderson® Tactical Income Strategy Fund	Janus Henderson Flexible Bond Fund, Class N	26.2%
PFG JP Morgan® Tactical Aggressive Strategy Fund	JPMorgan BetaBuilders US Equity ETF	32.0%
PFG Meeder Tactical Strategy Fund	Meeder Muirfield Fund, Institutional Class	55.9%
PFG PIMCO Active Core Bond Strategy Fund	PIMCO Income Fund, Institutional Class	27.8%
	PIMCO Total Return Fund, Institutional Class	39.7%
PFG US Equity Index Strategy Fund	Vanguard Russell 1000 Growth ETF	25.2%
	Vanguard S&P 500 ETF	44.8%

10.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2025

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG, by visiting https://www.tpfg.com/funds-reports, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR

The Pacific Financial Group, LLC

1920 Adelicia Street, Suite 500

Nashville, TN 37212

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin Wolf
Kevin Wolf, President

Date	1/6/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin Wolf
Kevin Wolf, President

Date	1/6/26

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Treasurer

Date	1/6/26